Goodwill and other intangible assets - Summary of Carrying Amount of Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	$ 4,674
Amortization charge for the year	1,273	$ 1,197
Impairment losses	42	110
Balance at end of period	4,752	4,674
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,685
Balance at end of period	1,792	1,685
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	327
Balance at end of period	401	327
Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	940
Balance at end of period	793	940
Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	482
Balance at end of period	525	482
In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,240
Balance at end of period	1,241	1,240
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	13,205	12,230
Additions	1,401	1,275
Acquisitions through business combinations	16	22
Dispositions	(166)	(1)
Impairment losses	(130)	(142)
Currency translations	67	7
Other changes	(73)	(186)
Balance at end of period	14,320	13,205
Gross carrying amount [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	6,941	5,984
Additions	54	42
Transfers	936	1,009
Dispositions	(149)
Impairment losses	(116)	(94)
Currency translations	20
Other changes	(10)
Balance at end of period	7,676	6,941
Gross carrying amount [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,684	1,582
Additions	47	49
Acquisitions through business combinations	6	16
Transfers	193	42
Dispositions	(13)	(1)
Impairment losses	(4)	(6)
Currency translations	7	1
Other changes	(19)	1
Balance at end of period	1,901	1,684
Gross carrying amount [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,567	1,750
Currency translations	19	1
Other changes	0	(184)
Balance at end of period	1,586	1,567
Gross carrying amount [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,773	1,768
Additions	143
Acquisitions through business combinations	10	6
Currency translations	13	7
Other changes	(23)	(8)
Balance at end of period	1,916	1,773
Gross carrying amount [member] | In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,240	1,146
Additions	1,157	1,184
Transfers	(1,129)	(1,051)
Dispositions	(4)
Impairment losses	(10)	(42)
Currency translations	8	(2)
Other changes	(21)	5
Balance at end of period	1,241	1,240
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(8,531)	(7,543)
Amortization charge for the year	(1,273)	(1,197)
Dispositions	159
Impairment losses	88	32
Currency translations	(35)	(7)
Other changes	24	184
Balance at end of period	(9,568)	(8,531)
Accumulated amortization [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(5,256)	(4,501)
Amortization charge for the year	(855)	(793)
Dispositions	147
Impairment losses	88	30
Currency translations	(14)	(1)
Other changes	6	9
Balance at end of period	(5,884)	(5,256)
Accumulated amortization [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,357)	(1,226)
Amortization charge for the year	(144)	(121)
Dispositions	12
Impairment losses		2
Currency translations	(6)	(1)
Other changes	(5)	(11)
Balance at end of period	(1,500)	(1,357)
Accumulated amortization [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(627)	(654)
Amortization charge for the year	(160)	(159)
Currency translations	(6)	1
Other changes		185
Balance at end of period	(793)	(627)
Accumulated amortization [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,291)	(1,162)
Amortization charge for the year	(114)	(124)
Currency translations	(9)	(6)
Other changes	23	1
Balance at end of period	$ (1,391)	$ (1,291)